Interest-bearing loans and borrowings - Bank loans (Details)												11 Months Ended	12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 07, 2018 USD ($) ship installment	Jun. 12, 2018 USD ($) ship installment	Mar. 22, 2018 USD ($) vessel installment	Apr. 25, 2017 USD ($) installment	Apr. 13, 2015 USD ($)	Mar. 03, 2015 USD ($)	Dec. 23, 2014 USD ($)	Dec. 22, 2014 USD ($)	Oct. 22, 2014 USD ($)	Oct. 13, 2014 USD ($) ship	May 13, 2016 ship	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Jan. 30, 2017 USD ($)	Dec. 16, 2016 USD ($) ship	Nov. 09, 2015 USD ($)	Aug. 19, 2015 USD ($) ship	Mar. 25, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities													$ 1,115,894,000	$ 710,993,000	[1]	$ 774,015,000	[1]
New loans													983,882,000	526,024,000	[1]	740,286,000	[1]
Outstanding													1,708,168,000	848,710,000		1,085,562,000
Periodic payment													84,493,000	43,743,000
VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship												4
Senior secured credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount											$ 340,000,000.0
Borrowings term											7 years
New loans						$ 50,400,000	$ 53,400,000	$ 50,300,000	$ 60,300,000
Senior secured credit facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													184,800,000	111,700,000
Senior secured credit facility due 2021 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels used as collateral | ship											8
Senior secured credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											2.25%
Non-amortizing revolving credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount											$ 148,000,000.0		148,000,000
Outstanding													105,000,000	0
Facility size													147,559,000	147,559,000
Non-amortizing revolving credit facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 105,000,000	0
Non-amortizing revolving credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													2.25%
Secured term loan facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount											192,000,000.0		$ 192,000,000
Outstanding													79,762,000	111,666,000
Facility size													79,762,000	111,666,000
Secured term loan facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 78,746,000	110,156,000
Secured term loan facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													2.25%
Bank loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											153,100,000
Outstanding													$ 1,560,002,000	701,091,000		$ 1,085,562,000
Periodic payment													84,493,000	43,743,000
Secured loan facility dated April 2009
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											$ 300,000,000
Secured loan facility due 2017
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities										$ 300,000,000
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount					$ 108,500,000.0
Borrowings term					12 years
Outstanding													97,700,000	104,900,000
Number of installment payments | installment					24
Frequency of installment payments					6 months
Periodic payment					$ 3,600,000
Balloon installment to be paid					21,700,000
Borrowing costs capitalised					$ 3,200,000
Repayment notification term					180 days
Commercial Tranche Due 2029 With Margin Rate1.95
Disclosure of detailed information about borrowings [line items]
Face amount					$ 27,100,000.0								27,100,000.0
Margin rate					1.95%
Outstanding													26,459,000	26,911,000
Facility size													26,459,000	26,911,000
Commercial Tranche Due 2029 With Margin Rate1.95 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 24,711,000	24,876,000
Commercial Tranche Due 2029 With Margin Rate1.95 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													1.95%
Insured Tranche Due 2029 With Margin Rate 1.50
Disclosure of detailed information about borrowings [line items]
Face amount					$ 81,400,000.0								$ 81,400,000.0
Margin rate					1.50%
Outstanding													71,236,000	78,020,000
Facility size													71,236,000	78,020,000
Insured Tranche Due 2029 With Margin Rate 1.50 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 70,507,000	77,171,000
Insured Tranche Due 2029 With Margin Rate 1.50 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													1.50%
Senior secured amortizing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount													$ 750,000,000											$ 750,000,000.0
Number of vessels used as collateral | ship																								17
Outstanding													165,000,000	330,000,000
Facility size													395,289,000	485,017,000
Senior secured amortizing revolving credit facility | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 162,002,000	325,519,000
Senior secured amortizing revolving credit facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																								21
Senior secured amortizing revolving credit facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																								4
Senior secured amortizing revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													1.95%											195.00%
Unsecured revolving credit facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount													$ 60,000,000										$ 60,000,000.0
Margin rate																							2.25%
Outstanding													0	0
Facility size													60,000,000	60,000,000
Unsecured revolving credit facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 0	0
Unsecured revolving credit facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													2.25%
Senior secured amortizing revolving credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount													$ 409,500,000.0									$ 409,500,000.0
Outstanding													150,000,000	118,000,000
Facility size													316,060,000	362,780,000
Senior secured amortizing revolving credit facility due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 147,541,000	114,634,000
Senior secured amortizing revolving credit facility due 2023 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																						11
Senior secured amortizing revolving credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													2.25%
Senior secured credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount																									$ 500,000,000
Senior secured credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																									2.25%
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount																					$ 110,000,000.0
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Face amount	$ 200,000,000.0																		$ 220,000,000.0	$ 220,000,000.0
Number of vessels used as collateral | ship		9
Outstanding													$ 200,000,000
Number of installment payments | installment		12
Borrowing costs capitalised				$ 1,600,000
Repayment notification term				13 months
Debt Instrument, Expected Future Payment		$ 55,000,000
Senior Secured Loans | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate		2.00%
Senior Secured Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 69,400,000.0
Number of installment payments | installment				24
Periodic payment				$ 600,000
Balloon installment to be paid				$ 3,500,000
Senior Secured Credit Facility - Commercial Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate				2.00%
Senior Secured Credit Facility - ECA Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 104,200,000.0
Number of installment payments | installment				24
Periodic payment				$ 1,100,000
Senior Secured Credit Facility - ECA Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate				2.00%
Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount																		$ 581,000,000.0
Secured Loan Due 2020 With Margin Rate At 1.5%
Disclosure of detailed information about borrowings [line items]
Face amount													67,500,000.0					67,500,000.0
Outstanding													0	25,173,000
Facility size													0	25,173,000
Secured Loan Due 2020 With Margin Rate At 1.5% | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 0	25,173,000
Secured Loan Due 2020 With Margin Rate At 1.5% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													1.50%
Secured Loan Due 2020 With Margin Rate At 1.225%
Disclosure of detailed information about borrowings [line items]
Face amount													$ 76,000,000					$ 76,000,000.0
Outstanding													0	23,563,000
Facility size													0	23,563,000
Secured Loan Due 2020 With Margin Rate At 1.225% | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 0	23,563,000
Secured Loan Due 2020 With Margin Rate At 1.225% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													1.95%
Laravotto and Fiorano | Secured bank loans acquired through acquisition
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 0	$ 48,700,000
Gener8 Maritime, Inc.
Disclosure of detailed information about borrowings [line items]
Face amount		$ 200,000,000
Gener8 Maritime, Inc. | Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount			$ 633,000,000.0
Number of vessels used as collateral | ship			13
Outstanding													604,800,000
Gener8 Maritime, Inc. | Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount			$ 963,700,000
Gener8 Maritime, Inc. | Term Loan Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Face amount			$ 282,000,000
Margin rate			2.75%
Number of installment payments | installment			10
Frequency of installment payments			3 months
Gener8 Maritime, Inc. | Term Loan Facility - KEXIM Guaranteed Tranche
Disclosure of detailed information about borrowings [line items]
Face amount			$ 139,700,000
Margin rate			1.50%
Number of installment payments | installment			39
Frequency of installment payments			3 months
Gener8 Maritime, Inc. | Term Loan Facility - KEXIM Funded Tranche
Disclosure of detailed information about borrowings [line items]
Face amount			$ 197,400,000
Margin rate			2.60%
Number of installment payments | installment			39
Frequency of installment payments			3 months
Gener8 Maritime, Inc. | Term Loan Facility - K-Sure Tranche
Disclosure of detailed information about borrowings [line items]
Face amount			$ 344,600,000
Margin rate			1.70%
Number of installment payments | installment			39
Frequency of installment payments			3 months
Gener8 Maritime, Inc. | Senior Secured Loan Facility, Due September 3, 2020
Disclosure of detailed information about borrowings [line items]
Face amount			$ 581,000,000
Repayments of borrowings, classified as financing activities	$ 139,700,000
Margin rate			3.75%
Number of vessels used as collateral | ship			10
Number of installment payments | installment			9
Frequency of installment payments			6 months
Balloon installment to be paid			$ 77,400,000
Ice Class Suezmax Vessels | Vessels
Disclosure of detailed information about borrowings [line items]
Contractual Commitments For Acquisition Of Property, Plant And Equipment, Additional Option To Purchase | vessel				4
Ice Class Suezmax Vessels | Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Outstanding													$ 170,200,000
Facility size				$ 173,600,000.0
Maximum | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Finance Portion Of Aggregate Contract Price, Percent				70.00%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.